SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

22. SUPPLEMENTAL CASH FLOW INFORMATION

a)    Non-cash Investing and Financing Transactions

During the year ended December 31, 2017, significant non-cash investing and financing transactions were as follows:

•	3,000,000 shares issued as part of the acquisition of other Canadian mineral properties;
•	4,700,000 shares issued as part of the settlement of the debenture liability with Kesselrun (Note 16); and
•	Paid or accrued $nil for income taxes.

During the year ended December 31, 2016, the significant non-cash investing and financing transactions were as follows:

•	11,950,223 shares issued as part of the acquisition of Goldrush (Note 4);
•	48,209,962 shares issued as part of the acquisition of Clifton (Note 5);
•	2,535,293 shares issued as part of the acquisition of the Pitt Gold Property (Note 6);
•	32,260,836 shares issued as part of the acquisition of Cameron Gold (Note 7);
•	92,475,689 shares issued as part of the acquisition of Tamaka (Note 8);
•	Issued 323,076 shares for the settlement of $126,000 accounts payable previously held by PC Gold;
•	Issued 973,996 shares for the settlement of $1,139,573 Tamaka transaction costs;
•	Issued 820,437 shares for the settlement of $656,354 debt owed to First Majestic; and
•	Paid or accrued $nil for income taxes.

b)    Changes in Liabilities Arising from Financing Activities

	January 1, 2017	Cash payments		Non-cash changes		December 31, 2017
			Interest accrual	Changes in	Debenture
				estimate	converted to
					shares
Loans payable	$454,819	$(461,113)	$6,294	$-	$-	$-
Debenture liability	2,106,371	(200,000)	-	1,195,629	(3,102,000)	-
Total liabilities from financing activities	$2,561,190	$(661,113)	$6,294	$1,195,629	$(3,102,000)	$-